Accounts Receivable And Accrued Revenues (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable And Accrued Revenues [Abstract]
Schedule Of Accounts Receivable And Accrued Revenues

As at December 31	2012	2011

Trade Receivables and Accrued Revenue	$905	$991
Prepaids, Deposits and Other	350	103
	1,255	1,094
Allowance for Doubtful Accounts	(19)	(19)
	$1,236	$1,075